Non-Controlling Interests (Details)	Oct. 06, 2023 MYR (RM)	May 26, 2023 MYR (RM) shares	Jun. 30, 2024	May 31, 2024 MYR (RM) shares	Dec. 31, 2021 USD ($) shares	Oct. 12, 2021 shares	Jul. 12, 2021 USD ($) shares
Non-Controlling Interests [Line Items]
Percentage of owned subsidiary	100.00%	51.00%
Total consideration (in Ringgits) | RM	RM 1
Acquisition of equity interest, additional shares acquired (in Shares) | shares		10		49,000	1,000,000	100	49,000
Percentage of equity interest		10.00%	28.38%	49.00%	1.00%	10.00%	49.00%
Acquisition of equity interest, consideration transferred		RM 1		RM 49,000	$ 1,000,000		$ 49,000
Bottom of range [Member]
Non-Controlling Interests [Line Items]
Percentage of equity interest		95.10%		51.00%	99.00%	90.00%	51.00%
Top of range [Member]
Non-Controlling Interests [Line Items]
Percentage of equity interest		100.00%		100.00%	100.00%	100.00%	100.00%